Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts Receivable, Net

5. Accounts Receivable, Net

As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Third parties
Accounts receivable related to sales of marine fuels	$31,225,656	$26,266,112
Less: allowance for credit losses	(10,423)	(10,423)
Total accounts receivable, net	$31,215,233	$26,255,689

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

5. Accounts Receivable, Net (continued)

The movement of allowance for credit losses is as follow:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$10,423	$10,423
Recovery of credit losses	-	-
Ending balance at June 30, 2026 and 2025	$10,423	$10,423